Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Tax Exemptions Details [Table Text Block]

The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
October 29, 2003	January 1, 2006-December 31, 2010
September 20, 2004	January 1, 2008-December 31, 2012
November 12, 2009	January 1, 2013-December 31, 2017
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Taiwan operations	42,550	22,370	73,461
Cayman operations	$(7,535)	(7,038)	(7,395)
US operations	(55)	151	(1,597)
China operations	157	1,293	1,388
Korea operations	177	32	29
	$35,294	16,808	65,886

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$(54)	(2,842)	755
Taiwan operations – 10% of surtax	1,643	3,424	5,277

US operations	33	104	162
China operations	112	120	699
Korea operations	12	5	3
Others	1	-	1
Total current	1,747	811	6,897

Deferred:
Taiwan operations - based on statutory tax rate of 17%	4,824	6,468	9,789
Taiwan operations – 10% of surtax	(306)	(143)	(29)
US operations	(30)	5	(998)
China operations	(15)	162	89
Korea operations	8	(2)	-
Others	-	-	-
Total deferred	4,481	6,490	8,851
Income tax expense	$6,228	7,301	15,748

Deferred Income Tax Expense [Table Text Block]

The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(13,141)	1,085	9,981
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	3,144	(1)	-
Tax benefits of operating loss carryforwards	-	-	(1,130)
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	14,478	5,406	-
	$4,481	6,490	8,851

Schedule Of Income Tax Reconciliation [Table Text Block]

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% to pretax income and the actual income tax expense as reported in the accompanying consolidated statements of income for the years ended December 31, 2010, 2011 and 2012 are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Expected income tax expense	$6,000	2,857	11,201
Tax on undistributed retained earnings	1,643	3,424	5,277
Tax-exempted income	(3,567)	(836)	(2,921)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(639)	(164)	(571)
Adjustment to deferred tax assets and liabilities for enacted change in tax laws and rates	3,144	(1)	-
Realized tax losses on investments in subsidiaries due to capital reclassification to offset the accumulated deficit	-	(1,821)	(6,157)
Increase in investment tax credits	(3,870)	(3,533)	(1,210)
Expired investment tax credits	183	1,841	5,302
Increase in deferred tax asset valuation allowance	12,408	6,823	6,319
Non-deductible share-based compensation expenses	178	589	53
Provision for uncertain tax position in connection with share-based compensation expenses	133	-	-
Changes in unrecognized tax benefits related to prior year uncertain tax positions, net of its impact to tax-exempted income	(2,295)	(6,759)	658
Tax effect resulting from foreign currency matters	(9,086)	3,160	(3,607)
Foreign tax rate differential	1,320	1,350	1,415
Variance from audits of prior years’ income tax filings	1,205	476	40
Others	(529)	(105)	(51)
Actual income tax expense	$6,228	7,301	15,748

Schedule Of Total Income Tax Expense Benefit [Table Text Block]

The total income tax expense for the years ended December 31, 2010, 2011 and 2012 was allocated as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Income from continuing operations	$6,228	7,301	15,748
Other comprehensive gain (loss)	(54)	(125)	8
Total income tax expense	$6,174	7,176	15,756

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

As of December 31, 2011 and 2012, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2011	2012
	(in thousands)
Deferred tax assets:
Inventory	$4,219	5,538
Allowance for doubtful accounts	2,303	2,270
Unused investment tax credits	39,393	22,835
Unused loss carry-forward	20,919	26,388
Other	987	1,992
Total gross deferred tax assets	67,821	59,023
Less: valuation allowance	(35,241)	(36,341)
Net deferred tax assets	32,580	22,682
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,112)	-
Prepaid pension cost	(361)	(401)
Acquired intangible assets	(1,041)	(3,015)
Other	(36)	(78)
Total gross deferred tax liabilities	(3,550)	(3,494)
Net deferred tax assets	$29,030	19,188

Summary of Operating Loss Carryforwards [Table Text Block]

As of December 31, 2012, the Company’s unused operating loss carryforwards were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$138,080	$23,481	2014~2022
China operations	1,807	298	2016~2020
US operations	6,236	2,609	2024~2032
		$26,388

Summary of Tax Credit Carryforwards [Table Text Block]

As of December 31, 2012, all of the Company’s unused investment tax credits were as follows:

	Tax effect (in thousands)	Expiration year

Taiwan operations	$22,333	2013~2016
US operations	502	2020~2027
	$22,835

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2010	2011	2012
	(in thousands)

Balance at beginning of year	$8,450	6,892	128
Increase related to prior year tax positions	-	-	658
Decrease related to prior year tax positions	(2,295)	(6,759)	-
Increase related to current year tax positions	133	-	-
Effect of exchange rate change	604	(5)	5
Balance at end of year	$6,892	128	791